VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.3%
Australia : 2.3%
Buckeye Partners LP
3.95%, 12/01/26 $ 23,173 $ 21,283,705
4.12%, 12/01/27 15,464 14,009,765
4.35%, 10/15/24 11,590 11,296,657
5.60%, 10/15/44 11,569 8,586,049
5.85%, 11/15/43 15,405 11,928,400
67,104,576
Canada : 3.6%
Bombardier, Inc. 144A
7.45%, 05/01/34 19,664 22,603,768
Methanex Corp.
4.25%, 12/01/24 11,616 11,341,005
5.25%, 12/15/29 † 27,075 24,810,341
5.65%, 12/01/44 † 11,576 9,694,900
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 29,034 26,806,275
TransAlta Corp.
6.50%, 03/15/40 11,568 11,130,805
106,387,094
Germany : 1.4%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 † 38,610 41,249,418
Underline
Ireland : 3.0%
Perrigo Finance Unlimited
Co.
3.90%, 12/15/24 27,028 26,218,566
4.38%, 03/15/26 27,026 25,661,706
4.65%, 06/15/30 28,991 26,001,197
4.90%, 12/15/44 † 11,782 9,158,430
87,039,899
Italy : 4.4%
Telecom Italia Capital SA
6.00%, 09/30/34 38,235 30,962,478
6.38%, 11/15/33 38,819 32,888,466
7.20%, 07/18/36 38,674 33,257,586
7.72%, 06/04/38 38,543 34,293,176
131,401,706
United Kingdom : 5.2%
Marks & Spencer Plc 144A
7.12%, 12/01/37 11,522 10,890,448
Rolls-Royce Plc 144A
3.62%, 10/14/25 38,729 36,657,386
Standard Chartered Plc 144A
7.01% (ICE LIBOR
USD 3 Month+1.46%),
07/30/37 (o) 28,857 27,741,316
Vodafone Group Plc
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 77,385 79,604,535
154,893,685
United States : 78.4%
Bath & Body Works, Inc.
Par
(000’s) Value
United States (continued)
6.95%, 03/01/33 $ 13,127 $ 11,889,926
Brightsphere Investment
Group, Inc.
4.80%, 07/27/26 10,739 10,301,117
Brinker International, Inc.
144A
5.00%, 10/01/24 13,701 13,513,296
Crane NXT Co.
4.20%, 03/15/48 13,575 9,399,355
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26 13,601 14,225,762
Delta Air Lines, Inc.
2.90%, 10/28/24 34,779 33,442,367
3.75%, 10/28/29 † 18,313 16,576,104
4.38%, 04/19/28 † 15,848 15,070,339
Diversified Healthcare Trust
4.75%, 02/15/28 19,295 14,169,194
DPL, Inc.
4.35%, 04/15/29 15,417 13,592,655
Embarq Corp.
8.00%, 06/01/36 47,153 26,700,622
EnLink Midstream Partners
LP
4.15%, 06/01/25 16,307 15,711,958
5.05%, 04/01/45 17,409 13,867,400
5.45%, 06/01/47 19,245 15,937,073
5.60%, 04/01/44 13,472 11,098,780
Entegris Escrow Corp. 144A
4.75%, 04/15/29 61,683 57,599,826
EQM Midstream Partners LP
4.00%, 08/01/24 11,422 11,188,862
4.12%, 12/01/26 19,316 18,156,111
5.50%, 07/15/28 32,809 31,600,261
6.50%, 07/15/48 21,192 19,382,277
First Republic Bank
4.38%, 08/01/46 9,339 93,390
4.62%, 02/13/47 10,345 103,450
FirstEnergy Corp.
1.60%, 01/15/26 11,617 10,567,084
2.05%, 03/01/25 11,612 10,976,940
2.25%, 09/01/30 † 17,434 14,050,061
2.65%, 03/01/30 23,223 19,592,200
3.40%, 03/01/50 32,836 22,463,108
4.15%, 07/15/27 57,936 54,934,673
5.10%, 07/15/47 23,361 21,204,780
7.38%, 11/15/31 17,887 20,049,538
Fluor Corp.
3.50%, 12/15/24 † 14,834 14,448,316
4.25%, 09/15/28 † 23,313 21,823,649
Ford Holdings LLC
9.30%, 03/01/30 5,676 6,324,313
Ford Motor Co.
4.35%, 12/08/26 † 28,501 27,806,918
4.75%, 01/15/43 37,898 29,684,654
5.29%, 12/08/46 24,710 20,446,047
6.62%, 10/01/28 † 8,465 8,725,891
7.40%, 11/01/46 7,577 7,940,434
7.45%, 07/16/31 † 20,271 21,770,993

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
Ford Motor Credit Co. LLC
3.66%, 09/08/24 $ 14,247 $ 13,821,585
3.81%, 11/02/27 14,219 12,776,462
4.06%, 11/01/24 28,490 27,675,573
4.13%, 08/04/25 26,597 25,396,321
4.27%, 01/09/27 17,109 15,986,934
4.39%, 01/08/26 22,786 21,675,107
4.54%, 08/01/26 14,259 13,488,077
4.69%, 06/09/25 11,392 11,053,089
5.11%, 05/03/29 28,248 26,402,547
Frontier Florida LLC
6.86%, 02/01/28 † 11,604 10,687,748
Genting New York LLC /
GENNY Capital, Inc. 144A
3.30%, 02/15/26 20,249 18,155,844
Genworth Holdings, Inc.
6.50%, 06/15/34 10,612 9,328,402
Global Marine, Inc.
7.00%, 06/01/28 10,038 8,808,345
HB Fuller Co.
4.00%, 02/15/27 † 11,782 11,113,254
Hillenbrand, Inc.
5.00%, 09/15/26 14,510 14,220,945
Howmet Aerospace, Inc.
5.90%, 02/01/27 24,188 24,432,855
5.95%, 02/01/37 24,163 24,587,979
6.75%, 01/15/28 11,633 12,087,920
Kohl's Corp.
4.25%, 07/17/25 † 13,636 12,790,704
4.62%, 05/01/31 19,353 14,306,705
5.55%, 07/17/45 16,548 10,632,173
Las Vegas Sands Corp.
2.90%, 06/25/25 19,309 18,174,865
3.20%, 08/08/24 65,831 63,943,164
3.50%, 08/18/26 38,662 36,171,847
3.90%, 08/08/29 29,003 26,031,401
Lumen Technologies, Inc.
7.60%, 09/15/39 13,780 5,042,102
Macy's Retail Holdings LLC
4.30%, 02/15/43 9,621 5,994,147
4.50%, 12/15/34 † 14,187 10,362,837
5.12%, 01/15/42 9,679 6,687,221
Murphy Oil Corp.
5.88%, 12/01/42 13,074 11,181,616
7.05%, 05/01/29 9,675 9,843,742
Navient Corp.
5.62%, 08/01/33 22,997 17,625,016
Newell Brands, Inc.
4.70%, 04/01/26 76,688 72,863,885
5.88%, 04/01/36 16,270 14,156,219
6.00%, 04/01/46 25,650 20,814,908
Nordstrom, Inc.
4.00%, 03/15/27 † 13,561 12,304,167
4.25%, 08/01/31 16,410 12,955,695
4.38%, 04/01/30 † 19,344 16,336,008
5.00%, 01/15/44 37,354 25,482,525
6.95%, 03/15/28 † 11,554 11,463,879
Par
(000’s) Value
United States (continued)
Oceaneering International,
Inc.
4.65%, 11/15/24 $ 15,400 $ 14,956,484
6.00%, 02/01/28 11,559 10,968,046
Office Properties Income
Trust
2.40%, 02/01/27 13,559 9,192,741
2.65%, 06/15/26 11,624 8,655,428
3.45%, 10/15/31 15,521 8,173,267
4.50%, 02/01/25 25,141 22,182,039
Ohio National Financial
Services, Inc. 144A
6.62%, 05/01/31 † 9,669 8,808,788
6.80%, 01/24/30 16,414 15,281,498
Pacific Western Bank
3.25% (Term SOFR USD 3
Month+2.52%), 05/01/31 15,675 13,206,188
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 † 18,703 17,238,593
5.15%, 11/15/29 † 13,306 12,361,331
Qwest Corp.
7.25%, 09/15/25 † 9,664 9,426,702
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 38,569 31,996,261
4.62%, 04/06/31 13,601 10,621,125
Rockies Express Pipeline LLC
144A
3.60%, 05/15/25 15,457 14,736,858
4.80%, 05/15/30 13,489 11,983,628
4.95%, 07/15/29 21,273 19,556,694
6.88%, 04/15/40 19,255 17,443,104
7.50%, 07/15/38 9,628 8,911,573
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 19,350 16,900,305
7.50%, 10/15/27 11,622 11,837,693
Royal Caribbean Cruises Ltd.
144A
11.50%, 06/01/25 27,073 28,706,159
Safeway, Inc.
7.25%, 02/01/31 10,084 10,511,259
Seagate HDD Cayman
4.09%, 06/01/29 19,132 16,829,971
4.12%, 01/15/31 10,644 8,781,300
4.75%, 01/01/25 18,552 18,250,732
4.88%, 06/01/27 19,537 18,843,427
5.75%, 12/01/34 18,927 16,803,056
Sealed Air Corp. 144A
6.88%, 07/15/33 † 17,442 18,255,495
Service Properties Trust
3.95%, 01/15/28 15,509 12,166,361
4.35%, 10/01/24 31,892 30,651,899
4.38%, 02/15/30 15,505 11,550,278
4.50%, 03/15/25 13,544 12,778,832
4.75%, 10/01/26 17,407 15,257,662
4.95%, 02/15/27 15,500 13,308,362
4.95%, 10/01/29 16,429 12,668,308
5.25%, 02/15/26 13,554 12,391,067

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
Southwestern Energy Co.
5.70%, 01/23/25 $ 15,097 $ 15,015,784
Spirit AeroSystems , Inc.
3.85%, 06/15/26 † 11,572 10,906,745
4.60%, 06/15/28 † 27,023 23,017,740
Steelcase, Inc.
5.12%, 01/18/29 17,460 15,470,777
Tenet Healthcare Corp.
6.88%, 11/15/31 14,143 14,177,014
Toledo Hospital
4.98%, 11/15/45 10,535 6,447,420
5.33%, 11/15/28 12,331 10,065,179
6.01%, 11/15/48 15,444 10,653,580
Topaz Solar Farms LLC 144A
5.75%, 09/30/39 21,779 21,036,725
Transocean, Inc.
6.80%, 03/15/38 † 23,557 18,845,600
7.50%, 04/15/31 † 15,301 13,394,176
Travel + Leisure Co.
6.00%, 04/01/27 15,496 15,201,576
6.60%, 10/01/25 13,569 13,644,172
Trinity Industries, Inc.
4.55%, 10/01/24 15,429 15,100,936
Under Armour , Inc.
3.25%, 06/15/26 23,356 21,434,326
United States Cellular Corp.
6.70%, 12/15/33 † 21,208 18,417,027
United States Steel Corp.
Par
(000’s) Value
United States (continued)
6.65%, 06/01/37 † $ 10,707 $ 10,494,145
Western Alliance Bancorp
3.00% (Term SOFR USD 3
Month+2.25%), 06/15/31 † 23,136 19,091,133
Xerox Corp.
4.80%, 03/01/35 † 9,722 6,640,073
6.75%, 12/15/39 13,583 10,485,747
XPO CNW, Inc.
6.70%, 05/01/34 11,609 11,485,945
Yum! Brands, Inc.
5.35%, 11/01/43 10,659 9,596,724
6.88%, 11/15/37 12,560 13,465,978
2,319,574,573
Total Corporate Bonds
(Cost: $3,182,369,299) 2,907,650,951
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.4%
Money Market Fund: 3.4%
(Cost: $101,192,806)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 101,192,806 101,192,806
Total Investments: 101.7%
(Cost: $3,283,562,105) 3,008,843,757
Liabilities in excess of other assets: (1.7)% (49,206,755)
NET ASSETS: 100.0% $ 2,959,637,002
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $112,497,019.
(o) Perpetual Maturity — the date shown is the next call date
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $419,938,099, or 14.2% of net assets.

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Cyclicals 25.2% $ 731,134,988
Technology 15.5 451,633,100
Energy 14.1 409,292,873
Industrials 11.8 342,369,850
Financials 11.4 331,105,411
Utilities 6.8 198,561,843
Real Estate 6.3 183,145,437
Healthcare 4.4 128,383,091
Basic Materials 3.4 99,934,902
Consumer Non-Cyclicals 0.7 21,401,708
Communications 0.4 10,687,748
100.0% $ 2,907,650,951